Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Consolidated Net Earnings	$ 713,385	$ 425,444	$ 288,938
Defined benefit pension and postretirement plans:
Net loss arising during period, net of tax of $(2,625), $(19,734) and $(4,530), respectively	(8,052)	(31,620)	(7,101)
Amortization of prior service credit, net of tax of $(547), $(617) and $(731), respectively	(883)	(992)	(1,149)
Amortization of actuarial loss, net of tax of $5,271, $4,437 and $6,551, respectively	8,503	7,138	10,299
Amount recognized in net periodic pension cost due to settlement, net of tax of $8, $44 and $0 respectively	13	71
Amount recognized in net periodic pension cost due to special plan termination benefits, net of tax of $0, $293 and $811, respectively		471	1,274
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(419)	(24,932)	3,323
Foreign currency translation gain (loss)	1,140	(898)	(3,542)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $571, $541 and $509, respectively	872	826	771
Other Comprehensive Income (Loss), Net of Tax	1,593	(25,004)	552
Consolidated comprehensive earnings	714,978	400,440	289,490
Less: Comprehensive earnings attributable to noncontrolling interests	53	119	161
Comprehensive Earnings Attributable to Martin Marietta	$ 714,925	$ 400,321	$ 289,329